Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SoFi Select 500 ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	29.74%	29.39%	(22.78%)	27.79%	25.07%
SoFi Next 500 ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.00%	17.69%	(22.66%)	18.95%	17.67%
SoFi Social 50 ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	44.44%	56.84%	(47.68%)	35.82%	33.51%
SoFi Enhanced Yield ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.21%